Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INCOME TRUST
Entity Central Index Key		0000747677
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000096677
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class A
Trading Symbol		SGHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.94%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.94%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	15.12%	3.59%	4.40%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	9.94%	2.64%	3.92%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 302,316,955
Holdings Count | Holding		328
Advisory Fees Paid, Amount		$ 1,271,107
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.85% to 1.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.85% to 1.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096679
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class C
Trading Symbol		SGHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.67%

Gross expense ratio as of the latest prospectus: 1.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 179
Expense Ratio, Percent		1.67%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	14.47%	2.89%	3.66%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.47%	2.89%	3.66%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 302,316,955
Holdings Count | Holding		328
Advisory Fees Paid, Amount		$ 1,271,107
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.60% to 1.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.60% to 1.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000176652
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class R6
Trading Symbol		SGHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.61%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	15.73%	3.96%	4.95%
Bloomberg Global Aggregate Index	9.54%	-1.64%	-0.01%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	5.01%

Performance Inception Date		Nov. 01, 2016
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 302,316,955
Holdings Count | Holding		328
Advisory Fees Paid, Amount		$ 1,271,107
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.55% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.55% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096680
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class S
Trading Symbol		SGHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.74%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.74%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.30%	3.83%	4.63%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 302,316,955
Holdings Count | Holding		328
Advisory Fees Paid, Amount		$ 1,271,107
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.65% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.65% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096681
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Institutional Class
Trading Symbol		MGHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.67%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	15.46%	3.91%	4.71%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	16.09%	4.42%	4.87%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 302,316,955
Holdings Count | Holding		328
Advisory Fees Paid, Amount		$ 1,271,107
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	302,316,955
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	117
Total Net Advisory Fees Paid ($)	1,271,107

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Consumer Discretionary	16%
Energy	13%
Materials	12%
Industrials	11%
Utilities	7%
Health Care	6%
Information Technology	3%
Financials	2%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	55%
B	29%
CCC	7%
CC	0%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	6%
United Kingdom	5%
France	4%
Luxembourg	4%
Netherlands	3%
Ireland	3%
Germany	2%
Italy	1%
Japan	1%
Other	5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.60% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.60% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.